VESSELS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Vessel	Dec. 31, 2018 USD ($) Vessel		Dec. 31, 2017 USD ($)
VESSELS [Abstract]
Number of vessels | Vessel	23	23
Residual value	$ 8,000
Estimated useful life	25 years
Vessels [Abstract]
Total	$ 1,369,567	$ 1,359,418
Less Accumulated Depreciation	(469,570)	(405,660)	[1]
Less Accumulated Impairment Loss on Vessels	0	0	[2]
Vessels	899,997	953,758
Depreciation charges disposed		497,000
Impairment loss on vessels	$ 0	2,168		$ 110,480
Number of vessels the company taken through periodical maintenance survey | Vessel	3
Number of vessels in drydock for periodical maintenance | Vessel	2
Vessels [Member]
Vessels [Abstract]
Additions	$ 2,531	169,446
Disposals	0	(632,326)
Total	1,307,087	1,769,967
Drydocking [Member]
Vessels [Abstract]
Additions	7,618	8,210
Disposals	0	(75,182)
Total	$ 52,331	$ 119,303

[1]	Depreciation charges of $497.0 million related to vessels disposed of in 2018 is excluded
[2]	Impairment charges of $2.2 million and $110.5 million related to vessels disposed of in 2018 is excluded